DESCRIPTION OF BUSINESS (Details 2)	Dec. 31, 2010	Dec. 31, 2009
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	100.00%	100.00%
Sistema
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	33.20%	33.20%
Sistema's effective ownership in MTS (as a percent)	54.80%	54.80%
Sistema Holding Limited ("Sistema Holding"), a subsidiary of Sistema
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	10.10%	10.10%
Invest-Svyaz CJSC ("Invest-Svyaz"), a subsidiary of Sistema
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	8.40%	8.40%
VAST LLC ("VAST"), a subsidiary of Sistema
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)		3.10%
Sistema Telecom Activy, LLC ("STA"), a subsidiary of Sistema
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	3.10%
ADS Holders
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	40.60%	40.60%
Free float, GDR Holders and others
Shareholders of record and their respective percentage direct interests in outstanding shares
Direct interest in outstanding shares (as a percent)	4.60%	4.60%